UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2013

1.809079.110

SFB-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,188,152
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	885,304
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,280
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (d)	585,000	583,467
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,003,490
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,133,130
		5,899,823
Arizona - 2.5%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,148,570
5.25% 10/1/20 (FSA Insured)	2,600,000	2,953,522
5.25% 10/1/23 (FSA Insured)	5,000,000	5,561,650
5.25% 10/1/26 (FSA Insured)	1,000,000	1,088,150
5.25% 10/1/28 (FSA Insured)	500,000	535,825
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,084,240
Series 2007 B, 0.976% 1/1/37 (d)	1,000,000	747,110
Series 2008 A, 5% 1/1/14	1,220,000	1,229,309
Series 2008 D, 5.5% 1/1/38	3,400,000	3,565,410
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,631,950
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22 (Pre-Refunded to 9/1/14 @ 100)	1,000,000	1,041,380
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,073,260
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,175,340
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,700,880
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,106,500
5% 7/1/17	1,755,000	1,960,704
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A: - continued
5% 7/1/18	$ 1,695,000	$ 1,900,078
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,234,452
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 1% 7/1/21 (b)(c)	375,000	382,703
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,153,537
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,456,550
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,452,215
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,097,040
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,382,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,103,880
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,726,575
5.5% 12/1/29	2,100,000	2,260,839
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	289,258
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,054,210
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,380,077
		58,477,914
California - 17.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,136,460
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,637,520
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18	2,000,000	2,392,500
Series AM, 5% 12/1/20	3,000,000	3,636,990
Series AI, 5% 12/1/16	5,800,000	6,592,802
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery Series 2009 A:
5% 7/1/15	$ 2,240,000	$ 2,311,747
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,609,140
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,917,076
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,017
Series 2013, 5.25% 2/1/28	255,000	256,102
5% 8/1/20	2,745,000	3,061,416
5% 11/1/21 (Pre-Refunded to 11/1/13 @ 100)	2,430,000	2,430,000
5% 10/1/22	1,500,000	1,697,625
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,240,327
5% 12/1/22	7,810,000	8,842,873
5% 11/1/24	3,000,000	3,343,410
5% 3/1/26	1,000,000	1,068,890
5% 6/1/26	1,085,000	1,146,563
5% 3/1/31	1,700,000	1,762,084
5% 9/1/31	1,200,000	1,252,836
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	612,924
5% 9/1/32	1,400,000	1,456,280
5% 9/1/33	2,900,000	3,007,880
5% 9/1/35	450,000	463,811
5.25% 9/1/23	8,500,000	9,895,105
5.25% 12/1/33	35,000	35,539
5.25% 4/1/35	4,300,000	4,576,060
5.25% 3/1/38	2,525,000	2,629,661
5.25% 11/1/40	1,100,000	1,151,007
5.5% 8/1/27	3,200,000	3,634,048
5.5% 8/1/29	4,300,000	4,823,869
5.5% 4/1/30	5,000	5,089
5.5% 11/1/33	1,710,000	1,717,661
5.5% 3/1/40	600,000	651,198
5.6% 3/1/36	300,000	327,786
6% 3/1/33	5,850,000	6,886,737
6% 4/1/38	3,100,000	3,534,217
6% 11/1/39	11,280,000	12,982,265
6.5% 4/1/33	5,050,000	6,020,206
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,390,000	1,468,535
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	$ 1,000,000	$ 1,009,160
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	56,770
6.5% 10/1/38	2,155,000	2,435,710
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,528,095
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	5,977,368
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,234,416
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,798,976
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,688,320
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,090,880
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,004,373
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,276,800
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,737,100
(Various Cap. Proj.) Series 2012 A, 5% 4/1/24	6,500,000	7,249,580
(Various Cap. Proj.) Series 2012 G, 5% 11/1/25	1,500,000	1,663,695
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,605,870
5% 12/1/23	2,600,000	2,930,564
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,059,030
Series 2005 H, 5% 6/1/18	1,000,000	1,068,580
Series 2005 K, 5% 11/1/16	1,300,000	1,415,635
Series 2009 G1, 5.75% 10/1/30	835,000	928,771
Series 2009 I:
6.125% 11/1/29	500,000	584,770
6.375% 11/1/34	1,400,000	1,623,958
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,797,499
5.75% 11/1/27	5,600,000	6,325,648
6% 11/1/40	5,400,000	6,017,490
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 5,100,000	$ 5,424,156
Series 2005 A, 5.25% 7/1/24	1,100,000	1,108,591
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,120,096
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,093,117
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,035,758
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,382
5.75% 1/15/40	300,000	297,564
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,800,000	3,631,584
5% 6/1/45	1,000,000	949,810
Series 2013 A, 5% 6/1/29	2,500,000	2,610,100
5% 6/1/45 (FSA Insured)	65,000	63,983
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,429,654
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,636,688
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,389,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,000,000	4,780,280
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	633,186
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,205,760
5% 3/1/25	1,000,000	1,096,840
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,333,440
Series 2011 A1, 5% 7/1/21	7,400,000	8,910,118
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,238,339
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,384,700
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,016,880
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,532,955
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,231,729
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,111,518
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,089,040
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,547,340
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,449,001
5% 5/1/24	1,510,000	1,640,283
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,105,510
Series 2012, 5% 1/15/27	4,865,000	5,257,849
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,267,240
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,710,690
5% 2/1/24	2,915,000	3,199,213
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,480,870
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	485,134
Series B:
0% 8/1/33	4,350,000	1,522,457
0% 8/1/37	8,000,000	2,161,120
0% 8/1/38	4,225,000	1,072,347
0% 8/1/39	7,220,000	1,729,407
0% 8/1/40	1,100,000	246,675
0% 8/1/41	4,900,000	1,033,459
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,485,000	4,460,557
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	807,504
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	4,917,936
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	$ 1,000,000	$ 1,058,210
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	964,230
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	4,918,699
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,117,900
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	441,259
0% 7/1/36	10,050,000	2,985,554
0% 7/1/37	5,105,000	1,424,244
0% 7/1/39	3,500,000	863,520
Series 2008 E:
0% 7/1/47 (a)	2,600,000	896,688
0% 7/1/49	9,300,000	1,297,908
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,984,284
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,137,660
5% 6/1/27	1,000,000	1,096,360
5% 6/1/32	10,000,000	10,616,800
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,559,745
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,857,369
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	570,281
Series A, 5% 8/1/38	1,700,000	1,744,846
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,159,775
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,562,300
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	852,050
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	998,750
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	172,892
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 8,300,000	$ 8,554,561
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	605,502
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	1,700,000	1,711,509
Univ. of California Revs.:
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	1,014,984
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	60,000	64,912
Series 2009 O:
5.25% 5/15/39	1,000,000	1,054,330
5.75% 5/15/30	5,700,000	6,443,337
5.75% 5/15/34	3,060,000	3,390,296
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,867,433
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	573,279
Series 2009 A:
5.125% 7/1/17	205,000	223,907
5.25% 7/1/18	230,000	253,688
5.5% 7/1/19	390,000	440,138
6% 7/1/29	1,000,000	1,060,270
Series 2010 A, 5.25% 7/1/30	1,900,000	1,943,757
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,283,340
Series 2012, 5% 8/1/27	5,000,000	5,403,700
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	696,620
		393,847,361
Colorado - 0.8%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,304,654
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,097,450
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,729,780
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.): - continued
0% 7/15/22 (Escrowed to Maturity)	$ 4,500,000	$ 3,557,925
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,156,380
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,698,925
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,044,030
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,083,642
Series 2010 A, 0% 9/1/41	3,400,000	674,356
Series 2010 C, 5.375% 9/1/26	1,000,000	1,022,540
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,441,800
		17,811,482
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,575,376
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,376,600
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,539,705
Series B, 4.75% 6/1/32	800,000	805,808
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	4,929,877
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,200,976
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,351,986
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,234,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,156,276
		21,170,704
Florida - 8.7%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,081,330
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	$ 2,000,000	$ 2,330,920
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,383,250
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,610
Series 2012 A, 5% 7/1/24	8,830,000	10,015,869
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,062,330
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,503,900
Series 2011 A1, 5% 6/1/20	1,000,000	1,135,060
Series 2012 A1, 5% 6/1/21	3,100,000	3,510,378
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	8,875,672
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,076,537
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,806,109
Series 2006 E, 5% 6/1/35	3,825,000	4,074,620
Series 2011 E, 5% 6/1/24	2,385,000	2,746,017
Series A, 5.5% 6/1/38	700,000	758,149
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33 (c)	2,400,000	2,378,136
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,350,382
Series 2008 A, 5.25% 7/1/37	1,000,000	1,070,810
Series 2011 B, 5% 7/1/23	3,600,000	4,182,588
Series 2012 A, 5% 7/1/25	3,300,000	3,767,709
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,267,796
Series A, 6.25% 10/1/31	1,000,000	1,112,820
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	537,674
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	333,435
Series 2005 B:
5% 11/15/30	970,000	982,853
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	142,120
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16	$ 95,000	$ 106,699
5% 11/15/16 (Escrowed to Maturity)	5,000	5,643
5.125% 11/15/18	965,000	1,073,929
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	39,632
Series 2008 B, 6% 11/15/37	5,000,000	5,499,950
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,770,376
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,065,507
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,034,465
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,300,000	1,318,434
Series 2009 B:
5% 10/1/18	1,100,000	1,117,930
5% 10/1/19	4,120,000	4,185,796
5% 10/1/19 (Pre-Refunded to 4/1/14 @ 100)	1,885,000	1,921,418
Series 2012 A, 4% 10/1/23	2,335,000	2,449,392
Series Three 2010 D, 5% 10/1/38	2,800,000	2,861,404
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,466,540
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	852,000
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,549,455
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,409,430
5.5% 10/1/30	1,000,000	1,063,630
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,121,200
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,499,442
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,329,535
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,651,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2011 B, 5.625% 5/1/31	$ 2,195,000	$ 2,406,005
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	883,368
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,089,180
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,291,904
5.75% 10/1/43	1,000,000	1,023,490
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,770,550
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,310,034
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,061,180
Series 2009 B, 5% 10/1/33	6,200,000	6,603,930
Series 2012 A, 5% 10/1/24	1,450,000	1,723,949
Series 2013 A:
5% 10/1/24	2,300,000	2,704,018
5% 10/1/25	1,800,000	2,108,880
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,150,310
Series 2011, 5% 10/1/24	4,000,000	4,541,160
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,660,946
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,649,508
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,789,085
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,456,152
5% 7/1/17	4,385,000	4,987,587
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	213,306
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,563,029
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	$ 2,725,000	$ 3,241,687
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	995,904
		202,207,783
Georgia - 3.1%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,191,340
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,418,056
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,075,484
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	3,000,000	2,882,190
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,344,534
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,435,340
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	2,964,757
6.125% 9/1/40	3,465,000	3,473,247
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,054,150
5.25% 10/1/41	1,900,000	1,973,340
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,863,025
Series 2013, 5% 1/1/32	10,000,000	10,720,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,676,440
Series C, 5% 1/1/22	2,900,000	3,341,641
Series GG, 5% 1/1/23	1,600,000	1,860,032
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,424,332
Series S, 5% 10/1/24	1,575,000	1,772,332
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	600,000	606,948
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,171,460
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	$ 1,995,000	$ 1,619,501
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,040,930
		70,909,279
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,098,037
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,039,620
		9,137,657
Illinois - 17.0%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	870,659
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	2,703,348
Series 2012 A, 5% 12/1/42	7,100,000	6,466,609
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	786,063
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,013,992
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,999,387
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	8,266,409
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	210,000	209,973
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	997,801
Series 2007 A, 5% 1/1/37	10,000,000	9,525,000
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,060,940
Series 2008 C, 5% 1/1/34	680,000	633,359
Series 2009 A:
5% 1/1/22	1,500,000	1,554,540
5% 1/1/27 (FSA Insured)	1,900,000	1,865,762
Series 2009 C, 5% 1/1/23	1,285,000	1,302,386
Series 2011 A, 5% 1/1/40	4,125,000	3,680,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 A, 5% 1/1/34	$ 1,045,000	$ 964,096
Series 2012 C, 5% 1/1/23	500,000	510,035
Series A, 5.5% 1/1/17	1,480,000	1,631,389
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,004,760
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,312,092
Series 2011 C, 6.5% 1/1/41	6,500,000	7,300,020
Series 2013 D, 5% 1/1/27	5,175,000	5,470,596
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,121,042
5.25% 1/1/40	1,300,000	1,310,699
Series 2013 A:
5.5% 1/1/33	1,000,000	1,050,750
5.75% 1/1/38	2,400,000	2,524,224
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,043,900
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,279,104
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,058,150
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,379,419
5.25% 11/1/38	9,150,000	9,330,713
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,199,240
5% 12/1/24	1,000,000	1,081,350
5.25% 12/1/25	1,450,000	1,576,440
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,417,440
5% 12/15/37	1,000,000	1,036,040
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	315,516
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,540
Series 2010 A, 5.25% 11/15/33	13,180,000	13,147,445
Series 2011 A, 5.25% 11/15/28	1,625,000	1,675,408
Series 2012 C:
5% 11/15/23	4,375,000	4,738,213
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2012 C:
5% 11/15/24	$ 3,500,000	$ 3,746,540
5% 11/15/25	5,400,000	5,713,416
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,657,691
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,512,056
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	517,354
5.5% 5/1/15 (Escrowed to Maturity)	520,000	560,466
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,175,864
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Escrowed to Maturity)	1,000,000	1,001,730
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,478,384
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,224,828
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,532,160
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,159,997
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,917,404
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,205,000	2,241,405
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,160,112
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,885,428
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,086,169
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,600,000	7,825,112
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,273,333
Series 2010 A, 6% 5/1/28	5,300,000	5,743,080
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,522,479
Series 2009 D, 6.625% 11/1/39	2,300,000	2,522,479
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,595,000	$ 3,880,335
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	6,825,000	7,111,787
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,065,970
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,441,819
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,330,895
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	1,976,364
Series 2008 A, 5.625% 1/1/37	9,975,000	10,160,635
Series 2009 A, 7.25% 11/1/38	2,880,000	3,348,979
Series 2009:
6.875% 8/15/38	150,000	161,765
7% 8/15/44	4,240,000	4,587,680
Series 2010 A:
5.5% 8/15/24	1,030,000	1,088,020
5.75% 8/15/29	700,000	734,461
Series 2012 A:
5% 5/15/19	1,000,000	1,110,310
5% 5/15/23	700,000	759,101
Series 2012:
4% 9/1/32	1,900,000	1,592,523
5% 9/1/32	4,000,000	3,985,240
5% 9/1/38	4,600,000	4,319,814
5% 11/15/43	1,640,000	1,554,654
Series 2013:
5% 11/15/24	1,115,000	1,223,579
5% 5/15/43	3,700,000	3,159,282
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,380
Series 2004 A, 5% 3/1/34	5,700,000	5,488,359
Series 2006:
5% 1/1/19	1,500,000	1,669,530
5.5% 1/1/31	1,000,000	1,042,970
Series 2010:
5% 1/1/14	1,525,000	1,535,584
5% 1/1/14 (Escrowed to Maturity)	475,000	478,520
5% 1/1/21 (FSA Insured)	900,000	964,350
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010: - continued
5% 1/1/23 (FSA Insured)	$ 2,100,000	$ 2,207,625
Series 2012 A, 5% 1/1/33	1,700,000	1,638,987
Series 2012:
5% 8/1/19	900,000	1,002,744
5% 8/1/21	740,000	803,662
5% 3/1/23	1,500,000	1,608,510
5% 3/1/36	1,000,000	936,910
Series 2013, 5.5% 7/1/38	2,000,000	1,991,820
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,262,432
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,022,180
5.25% 5/15/32 (FSA Insured)	590,000	603,086
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,685,181
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,224,910
Series 2010, 5% 6/15/15	4,300,000	4,614,416
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	20,057,000
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,498,616
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	965,877
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,923,509
0% 11/1/20 (FSA Insured)	3,850,000	3,105,218
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,711,968
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	939,820
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,110,537
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	254,244
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	795,732
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,729,730
Lake County Forest Preservation District Series 2007 A, 0.52% 12/15/13 (d)	440,000	440,062
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,000,000	1,027,290
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,083,330
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,077,632
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	4,757,858
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	2,653,600
0% 6/15/44 (FSA Insured)	19,125,000	3,084,863
0% 6/15/45 (FSA Insured)	12,145,000	1,834,259
0% 6/15/46 (FSA Insured)	2,335,000	333,251
0% 6/15/47 (FSA Insured)	5,660,000	760,987
Series 2012 B:
0% 12/15/41	4,600,000	884,994
0% 12/15/51	5,900,000	624,574
5% 6/15/52	7,100,000	6,864,138
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,991,287
0% 6/15/15	2,760,000	2,707,753
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,870,504
0% 6/15/15 (Escrowed to Maturity)	605,000	600,348
0% 6/15/16 (Escrowed to Maturity)	475,000	467,020
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,078,594
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,056,300
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Pre-Refunded to 12/1/14 @ 100)	1,900,000	1,997,622
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,653,569
Series 2009 A, 5.75% 4/1/38	4,870,000	5,307,570
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2010 A:
5% 4/1/25	$ 1,700,000	$ 1,853,289
5.25% 4/1/30	1,020,000	1,086,637
Series 2013:
6% 10/1/42	1,935,000	1,987,187
6.25% 10/1/38	1,900,000	2,000,187
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	505,000	501,768
0% 11/1/16 (Escrowed to Maturity)	420,000	411,932
0% 11/1/16 (FSA Insured)	1,280,000	1,223,002
0% 11/1/18 (Escrowed to Maturity)	945,000	884,964
0% 11/1/18 (FSA Insured)	4,085,000	3,633,771
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,160,794
0% 11/1/19 (FSA Insured)	8,310,000	6,997,934
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,620,484
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,597,424
		395,638,554
Indiana - 2.8%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,377,004
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,107,430
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	1,000,000	1,014,580
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,681,953
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,828,085
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,850
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,653,381
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,726,146
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,077,480
5% 3/1/30	500,000	502,330
5% 3/1/41	2,590,000	2,511,031
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	$ 1,600,000	$ 1,616,528
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,490,350
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (d)	1,600,000	1,615,936
Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,800,000	2,822,092
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	933,120
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	983,408
5% 10/1/37	1,700,000	1,749,164
Series 2011 A, 5.25% 10/1/26	1,000,000	1,117,720
Series 2011 B, 5% 10/1/41	2,000,000	2,051,100
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	952,740
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,270
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,097,349
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,564,432
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,360
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,409,200
5% 1/15/30	4,300,000	4,549,787
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,345,343
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	736,085
		65,735,254
Municipal Bonds - continued
	Principal Amount	Value
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	$ 650,000	$ 678,516
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,012,900
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	533,104
5.25% 7/1/15	200,000	212,418
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,690,344
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	457,220
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,166,140
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,464,451
		10,215,093
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,317,459
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,380,640
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	5,000,000	5,353,750
Series 2010 A, 5% 2/1/30	1,605,000	1,597,810
Louisville & Jefferson County Series 2013 A, 5.75% 10/1/38	3,105,000	3,199,361
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,097,360
		15,946,380
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	800,000	881,808
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,539,825
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	4,802,007
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,045,880
Series 2012:
5% 12/1/24	2,455,000	2,673,323
5% 12/1/25	2,400,000	2,594,304
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,748,400
5.5% 5/15/29	5,000,000	5,165,650
		21,451,197
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,942,002
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,033,000
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,150,019
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,574,550
		5,699,571
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,019,220
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,817,377
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,818,640
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	590,000	613,630
6% 1/1/38	4,200,000	4,473,714
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,105,500
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,498,658
		12,346,739
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series I, 6.75% 1/1/36	1,000,000	1,104,730
4% 11/15/17	4,000,000	4,005,360
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	$ 1,100,000	$ 1,156,518
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,037,410
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,250,920
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,418,200
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,890,000	3,207,206
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,205,036
		21,385,380
Michigan - 3.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,611,525
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,645,824
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,286,892
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,037,708
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	1,920,345
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,640
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,678,885
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,524,075
7% 7/1/36 (FSA Insured)	1,400,000	1,470,938
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,447,884
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,127,236
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,272,696
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,055,480
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	819,680
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	$ 1,355,000	$ 1,533,047
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,036,240
5.5% 10/15/45	2,000,000	2,082,120
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,200,000	1,868,966
5% 6/1/20	750,000	823,365
5% 6/1/27	1,100,000	1,124,585
5% 6/1/39	1,975,000	1,892,465
Series 2012:
5% 11/15/36	1,300,000	1,277,302
5% 11/15/42	2,950,000	2,892,387
Series 2013, 5% 8/15/29	3,865,000	4,013,145
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,039,120
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,150,480
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,496,085
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,952,760
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,534,977
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,385,448
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,867,620
5% 5/1/23 (FSA Insured)	5,275,000	5,862,477
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,081,467
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,652,994
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,468,999
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,199,723
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,048,010
		80,187,590
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - 1.3%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	$ 1,765,000	$ 1,754,957
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,017,500
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,827,326
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,123,960
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,280,180
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,397,130
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	716,919
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,148,132
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,390,681
Series 2009, 5.75% 7/1/39	6,690,000	7,058,619
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,019,010
		30,734,414
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,601,040
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,093,570
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,301
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	969,488
		2,188,359
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,001,877
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (d)	1,000,000	932,970
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	$ 1,915,000	$ 2,070,230
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,794,775
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	1,800,000	1,820,700
		7,618,675
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,538,978
5.625% 7/1/32	10,730,000	11,793,128
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,161,174
Series 2012 B, 5% 6/1/42	3,260,000	3,342,119
		18,835,399
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,994,598
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,202,992
Series 2012:
4% 7/1/23	1,000,000	971,060
4% 7/1/32	900,000	766,197
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	1,300,000	1,504,503
5% 10/1/19	2,890,000	3,368,873
		11,808,223
New Jersey - 2.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	664,374
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,145,850
5.125% 6/15/24	1,500,000	1,633,515
5.25% 6/15/28	1,000,000	1,072,610
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	638,502
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	$ 1,000,000	$ 1,065,820
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,065,820
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	852,656
Series 2011 EE, 5% 9/1/20	4,650,000	5,384,282
Series 2012, 5% 6/15/21	1,600,000	1,764,704
Series 2013:
5% 3/1/23	4,500,000	5,191,380
5% 3/1/24	6,200,000	7,018,338
5% 3/1/25	700,000	785,239
6% 12/15/34	1,675,000	1,856,135
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	3,732,560
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,470,001
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	467,104
Series 2008 A, 0% 12/15/35	24,090,000	7,073,065
		46,881,955
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,485,460
New York - 9.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004, 5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,438,234
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,499,988
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	4,753,157
New York City Gen. Oblig.:
Series 2005 A, 5.25% 9/1/14 (Escrowed to Maturity)	25,000	26,039
Series 2005 F1:
5% 9/1/25	50,000	52,836
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	3,201,753
5.25% 9/1/14	675,000	703,100
Series 2005 G, 5% 8/1/15	2,800,000	3,026,016
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,478,168
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,140,540
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,151,060
Series 2012 A, 5% 8/1/24	2,720,000	3,091,090
Series 2012 G1, 5% 4/1/25	5,040,000	5,715,763
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	$ 1,065,000	$ 1,101,327
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,010,100
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,009,360
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	5,971,158
Series 2009 CC, 5% 6/15/34	3,585,000	3,760,629
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,503,643
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,168,448
Series 2011 EE, 5.375% 6/15/43	22,705,000	24,185,820
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,975,045
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,185,891
6% 7/15/38	13,000,000	14,568,190
Series 2009 S3, 5.25% 1/15/39	8,300,000	8,866,060
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,316,604
5.75% 1/15/39	2,500,000	2,778,700
Series 2011 S2 A, 5% 7/15/40	5,800,000	5,963,676
Series S1:
5% 7/15/24	2,000,000	2,285,940
5% 7/15/27	2,000,000	2,210,480
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,654,590
4% 5/15/22	5,000,000	5,464,250
5% 5/15/23	2,000,000	2,323,480
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,870,825
Series 2007 A, 5% 3/15/32	3,900,000	4,126,980
Series 2008 B, 5.75% 3/15/36	5,500,000	6,131,180
Series 2009 A, 5% 2/15/34	1,750,000	1,890,298
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	430,924
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	$ 1,000,000	$ 1,001,430
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,560,430
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,113,937
Series 2008 A, 5.25% 11/15/36	4,600,000	4,735,976
Series 2008 C, 6.5% 11/15/28	3,600,000	4,270,752
Series 2011 A, 5% 11/15/41	3,000,000	3,053,550
Series 2012 D, 5% 11/15/25	9,500,000	10,540,440
Series 2012 F, 5% 11/15/24	4,600,000	5,164,190
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,037,910
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,051,300
Series 2007 H:
5% 1/1/25	4,000,000	4,372,400
5% 1/1/26	2,500,000	2,711,200
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,231,640
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,130,717
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,407,536
Series 2003 B-1C:
5.5% 6/1/19	855,000	858,018
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,950
5.5% 6/1/21	4,060,000	4,073,520
5.5% 6/1/22	1,100,000	1,103,652
Series 2011:
5% 6/1/17	4,000,000	4,570,680
5% 6/1/17	3,600,000	4,113,612
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,362,266
		223,497,448
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,851,858
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	$ 1,000,000	$ 1,147,750
5% 7/1/22	1,965,000	2,229,607
5% 7/1/23	2,075,000	2,330,267
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,141,979
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,289,652
Series 2012, 5% 11/1/41	1,630,000	1,638,949
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	3,877,200
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,924,310
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,048,490
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,072,782
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,711,380
		24,264,224
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,539,945
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,680,511
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,728,749
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,088,909
		8,038,114
Ohio - 1.2%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	903,564
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,610,685
5% 6/1/17	1,755,000	1,919,742
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,273,414
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Gen. Oblig. Series C: - continued
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,050,000	$ 1,229,855
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,803,900
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,608,100
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,179,832
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	3,414,136
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	760,788
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,117,254
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,324,840
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,464,519
		28,610,629
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,062,390
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,295,740
5.5% 8/15/22	2,400,000	2,685,504
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/42	3,625,000	3,636,926
Series 2012, 5% 2/15/21	955,000	1,106,730
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,351,094
		12,138,384
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,831,050
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,106,055
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	$ 2,115,000	$ 613,477
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,181,470
		5,732,052
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,494,800
Series B, 5% 6/15/15	2,000,000	2,142,880
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,148,960
5% 8/15/20	3,000,000	3,427,080
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,264,536
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,140,120
Easton Area School District Series 2006, 7.75% 4/1/25 (Pre-Refunded to 4/1/16 @ 100)	225,000	264,789
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,935,127
5% 1/1/23	1,000,000	1,083,510
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	461,536
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,851,487
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,542,338
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	801,157
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,185
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,758
Ninth Series, 5.25% 8/1/40	3,800,000	3,803,952
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,054,052
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,573,150
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig.: - continued
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,101,580
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	312,048
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,130,940
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,040,375
		33,226,360
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	718,872
5.75%, tender 7/1/17 (d)	1,500,000	1,348,590
Series N, 5.5% 7/1/22	1,300,000	1,018,329
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	215,000	28,696
		3,114,487
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (Pre-Refunded to 9/15/14 @ 100)	1,410,000	1,471,109
South Carolina - 1.6%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,463,662
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,121,330
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,045,150
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,098,360
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,062,548
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,078,901
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,834,294
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	$ 3,220,000	$ 3,518,333
5% 12/1/18	7,000,000	8,248,450
Series 2012 D, 5% 12/1/43	5,500,000	5,580,520
Series 2013 E, 5% 12/1/48	1,700,000	1,683,272
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,795,850
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,703,971
		37,234,641
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/37	1,400,000	1,402,002
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,004,530
5% 12/15/15	2,525,000	2,716,143
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,575,330
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,807,610
		7,103,613
Texas - 10.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,099,460
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,750,230
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,037,490
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,075,850
5.25% 2/15/42	3,255,000	3,492,387
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,129,950
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,894,252
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,458,785
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,094,570
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,847,020
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,203,263
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,877,768
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,798,377
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	530,020
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	5,971,272
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,650,570
Series A, 5% 11/1/42	5,200,000	5,218,200
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	579,220
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,206,700
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,064,650
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,863,849
Granbury Independent School District 0% 8/1/19	1,000,000	896,650
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	30,000,000	29,642,078
5.5% 4/1/53	1,800,000	1,805,346
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,218,668
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	11,869,352
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,624,557
5% 7/1/26	3,000,000	3,301,890
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (d)	3,800,000	3,918,864
Series 2005 A, 0% 2/15/16	2,800,000	2,753,296
Judson Independent School District:
Series 2005 B, 5% 2/1/23 (Pre-Refunded to 2/1/14 @ 100)	860,000	870,002
5% 2/1/23 (FSA Insured)	385,000	388,188
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 600,000	$ 638,724
Lewisville Independent School District 0% 8/15/18	1,025,000	956,633
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,046,550
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	120,000	123,728
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	32,486
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,972,365
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,516,200
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,331,114
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,413,269
Mansfield Independent School District 5.5% 2/15/17	15,000	15,057
McLennan County Jr. College District 5% 8/15/15 (Pre-Refunded to 8/15/14 @ 100)	1,120,000	1,161,664
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,384,150
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,332,060
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,102,360
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,126,710
5% 6/1/25	2,100,000	2,350,530
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,030
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,054,650
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,507,400
Series 2008 A:
6% 1/1/24	1,000,000	1,132,640
6% 1/1/25	6,000,000	6,780,720
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,794,401
Series 2009 A, 6.25% 1/1/39	3,000,000	3,326,190
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 870,000	$ 942,880
6% 9/1/41	2,100,000	2,330,454
Series 2011 D, 5% 9/1/28	4,700,000	5,104,811
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	418,700
Series 2007, 5.375% 8/15/33	2,400,000	2,578,920
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	220,000	244,380
5.25% 2/15/37	580,000	609,412
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	670,596
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,123,050
Series 2012, 5.25% 2/1/25	1,600,000	1,919,232
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,072,097
5% 5/15/26	7,000,000	7,961,800
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,692,312
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,508,352
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,058,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,050,128
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	1,005,000	828,100
5% 8/15/36	2,000,000	2,038,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,050,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,929,975
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,484,675
Series 2006 A, 5% 4/1/29	1,020,000	1,108,648
Series 2006, 5% 4/1/27	2,100,000	2,253,867
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
Series 2008, 5% 4/1/25	$ 1,500,000	$ 1,691,535
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,303,683
0% 9/1/16 (Escrowed to Maturity)	15,000	14,728
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,889,816
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,291,625
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,102,252
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (d)	1,200,000	1,203,336
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,468,064
5% 4/1/25	1,200,000	1,339,764
5% 4/1/26	1,500,000	1,670,475
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,143,180
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	2,085,000	2,272,921
Waller Independent School District 5.5% 2/15/33	5,100,000	5,556,705
		245,204,978
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,853,678
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,892,689
		3,746,367
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,130,412
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,025,080
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 644,640
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	1,002,067
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	142,378
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,166,740
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,028,390
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,256,402
Series 2009, 5.25% 1/1/42	1,000,000	1,062,930
Series 2010, 5% 1/1/50	2,200,000	2,247,300
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,273,510
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,932,670
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,168,900
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,717,879
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,077,040
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,108,600
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,859,390
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,602,225
Series 2010 A, 5.25% 8/15/20	2,325,000	2,557,756
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,906,172
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,130,280
Series 2012 A, 5% 10/1/24	6,700,000	7,611,267
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,325,840
		69,822,376
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,300,000	$ 1,361,425
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,047,630
		2,409,055
Wisconsin - 0.6%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,089,580
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,038,830
5.75% 7/1/30	1,000,000	1,079,490
Series 2013 B:
5% 7/1/26	750,000	803,955
5% 7/1/36	1,900,000	1,904,199
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,228,040
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,006,830
Series 2012:
5% 10/1/24	1,400,000	1,575,406
5% 6/1/39	390,000	386,650
Series 2013, 5% 8/15/27	2,815,000	2,982,295
		14,095,275
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,810,236
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $2,194,842,770)	2,268,300,005
NET OTHER ASSETS (LIABILITIES) - 2.3%	53,100,311
NET ASSETS - 100%	$ 2,321,400,316
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 28,201
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $2,194,315,606. Net unrealized appreciation aggregated $73,984,399, of which $108,571,859 related to appreciated investment securities and $34,587,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013